RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Lessee, Finance Lease, Description			The Company has 29 finance leases with Chi Yip
Aggregate amount paid	$ 479,055	$ 656,399
Minimum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate			0.96%
Minimum [Member] | Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Finance lease monthly payments			$ 1,482
Maximum [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate			7.42%
Maximum [Member] | Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
Finance lease monthly payments			$ 4,308